Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Carrying Amounts and Fair Value of Long-term Debt
As of December 31, 2018 and 2019, the carrying amounts and fair value of the Group’s long-term debt was as follows:

	December 31, 2018		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	RMB	RMB	RMB	RMB
Long-term debt	45,991	44,968	36,495	35,780

Summary of Movements in Loss Allowance Account in Respect of Accounts Receivables
Movement in the loss allowance account in respect of accounts receivable during the year is as follows:

	2018	2019
	RMB	RMB
At beginning of year	4,761	4,680
Impairment losses for ECL	2,008	1,653
Amounts written off	(2,089)	(1,641)

At end of year	4,680	4,692

Remaining Contractual Maturities of Financial Liabilities Based on Contractual Undiscounted Cash Flows and Earliest Date of Repayment Required
The following table sets out the remaining contractual maturities at the end of the reporting period of the Group’s financial liabilities and lease liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the end of the reporting period) and the earliest date the Group would be required to repay:

	2018
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	49,537	51,091	51,091	—	—	—
Long-term debt	45,991	52,625	2,602	19,604	25,061	5,358
Accounts payable	107,887	107,887	107,887	—	—	—
Accrued expenses and other payables	43,497	43,497	43,497	—	—	—
Finance lease obligations	216	241	112	40	82	7

	247,218	255,341	205,189	19,644	25,143	5,365

	2019
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	42,527	43,697	43,697	—	—	—
Long-term debt	36,495	40,791	4,625	1,184	30,824	4,158
Accounts payable	102,616	102,616	102,616	—	—	—
Accrued expenses and other payables	48,516	48,516	48,516	—	—	—
Lease liabilities	42,146	45,535	12,846	11,794	17,266	3,629

	272,300	281,155	212,300	12,978	48,090	7,787

Interest Rate Profile of Debt
The following table sets out the interest rate profile of the Group’s debt at the end of the reporting period:

	2018		2019
	Effective		Effective
	interest rate		interest rate
	%	RMB	%	RMB
Fixed rate debt:
Short-term debt	3.2	49,347	2.5	29,022
Long-term debt	3.3	45,991	3.1	36,495

		95,338		65,517
Variable rate debt:
Short-term debt	4.2	190	3.8	13,505

		190		13,505

Total debt		95,528		79,022

Fixed rate debt as a percentage of total debt		99.8%		82.9%

Accounts receivable [member] | Telephone and Internet subscribers [member]
Statement [LineItems]
Summary of Accounts Receivable from Telephone and Internet Subscribers
Accounts receivable from telephone and Internet subscribers:

	December 31, 2018
	Expected	Gross carrying	Loss
	loss rate	amount	allowance
	%	RMB	RMB
Current, within 1 month	2%	8,376	158
1 to 3 months	20%	2,117	420
4 to 6 months	60%	839	502
7 to 12 months	80%	1,093	875
Over 12 months	100%	943	943

		13,368	2,898

	December 31, 2019
	Expected	Gross carrying	Loss
	loss rate	amount	allowance
	%	RMB	RMB
Current, within 1 month	2%	7,545	141
1 to 3 months	20%	1,777	349
4 to 6 months	60%	739	444
7 to 12 months	80%	1,083	867
Over 12 months	100%	1,002	1,002

		12,146	2,803

Accounts receivable and contract assets [member] | Enterprise customers [member]
Statement [LineItems]
Summary of Accounts Receivables From Enterprise Customers and Contract Assets
Accounts receivable and contract assets from enterprise customers:

	December 31, 2018
	Expected	Gross carrying	Loss
	loss rate	amount	allowance
	%	RMB	RMB
1 to 6 months	2%	4,478	109
7 to 12 months	20%	800	157
1 to 2 years	60%	479	290
2 to 3 years	90%	225	202
Over 3 years	100%	298	298

		6,280	1,056

	December 31, 2019
	Expected	Gross carrying	Loss
	loss rate	amount	allowance
	%	RMB	RMB
1 to 6 months	2%	5,452	102
7 to 12 months	20%	1,428	239
1 to 2 years	60%	621	353
2 to 3 years	90%	258	224
Over 3 years	100%	371	364

		8,130	1,282